DEFERRED TAX	12 Months Ended
Dec. 31, 2019
DEFERRED TAX
DEFERRED TAX

10.    DEFERRED TAX

Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current income tax assets against current income tax liabilities and when the deferred taxes relate to the same tax authority.

The movements in deferred tax assets and liabilities during the year ended December 31, 2019 without taking into consideration the offsetting of balances within the same tax jurisdiction are as follows:

Movements in deferred tax assets:

				Unrealized
	Provision	Accrued		profit at
	for impairment	expenses	Tax losses	consolidation	Others	Total
As at January 1, 2018	525,439	264,209	539,899	166,043	168,647	1,664,237

Acquisition of subsidiaries	360	—	—	—	7,734	8,094
(Charged)/credited to profit or loss	(139,956)	(21,839)	76,338	3,833	5,989	(75,635)

As at December 31, 2018	385,843	242,370	616,237	169,876	182,370	1,596,696

As at January 1, 2019	385,843	242,370	616,237	169,876	182,370	1,596,696
Credited/(charged) to profit or loss	59,218	(33,214)	(40,047)	(521)	(2,956)	(17,520)

As at December 31, 2019	445,061	209,156	576,190	169,355	179,414	1,579,176

Movements in deferred tax liabilities:

				Fair value
		Fair value		adjustments arising
	Interest	changes of	Depreciation	from acquisition of
	capitalisation	financial assets	and amortization	subsidiaries	Total
As at January 1, 2018	52,934	5,972	7,659	988,848	1,055,413
Exchange realignment	—	—	—	1,353	1,353
Credited to other comprehensive income	—	(3,769)	—	—	(3,769)
Acquisition of subsidiaries	—	—	—	822,229	822,229
(Credited)/charged to profit or loss	(9,102)	3,403	24,830	(27,511)	(8,380)

As at December 31, 2018	43,832	5,606	32,489	1,784,919	1,866,846

As at January 1, 2019	43,832	5,606	32,489	1,784,919	1,866,846
Exchange realignment	—	—	—	416	416
Credited to other comprehensive income	—	14,642	—	—	14,642
Credited to profit or loss	(5,825)	(12,517)	(8,616)	(85,247)	(112,205)

As at December 31, 2019	38,007	7,731	23,873	1,700,088	1,769,699

The temporary differences associated with investments in the Group’s associates and joint ventures, for which a deferred tax liability has not been recognized in the periods presented, aggregate to RMB827 million (2018: RMB438 million), considering dividends from investments in associates and joint ventures are exempted from the PRC income tax and the Group has no plan to dispose any of these investees in the foreseeable future.

For presentation purposes, certain deferred tax assets and liabilities have been offset in the consolidated statement of financial position. The following is an analysis of the deferred tax balances of the Group for financial reporting purposes:

	December 31,	December 31,
	2018	2019
Net deferred tax assets	1,542,655	1,522,216

Net deferred tax liabilities	1,812,805	1,712,739

As at December 31, 2019, the Group has not recognized deferred tax assets of  RMB1,467 million (December 31, 2018: RMB2,634 million) in respect of accumulated tax losses amounting to RMB6,210 million (December 31, 2018: RMB11,387 million) arising in Mainland China and deferred tax assets of RMB2,287 million (December 31, 2018: RMB1,660 million) in respect of deductible temporary differences amounting to RMB9,160 million (December 31, 2018: RMB7,992 million) as it was considered not probable that those assets would be realized. The above tax losses will expire in one to five years if not utilized.

As at December 31, 2019, the expiry profile of these unprovided tax losses was analyzed as follows:

	December 31,	December 31,
	2018	2019
Expiring in
2019	6,753,096	—
2020	711,878	690,646
2021	975,081	958,188
2022	1,211,002	1,211,002
2023	1,736,412	997,376
2024	—	2,353,070

	11,387,469	6,210,282